Note A - The Company and Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Business Description and Accounting Policies [Text Block]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	December 31,
	2012	2011

Accounts receivable	$625,310	$984,872
Allowance for doubtful accounts	(20,526)	(397,526)

Accounts receivable, net allowances for doubtful accounts	604,784	587,346

Schedule of Valuation and Qualifying Accounts Disclosure [Text Block]
	Balance at Beginning of Year	Charged to Costs and Expenses	Deductions From Reserves	Balance at End of Year
Year Ended December 31, 2012
Allowance for Doubtful Accounts	$397,526	$-	$377,000	$20,526
Year Ended December 31, 2011
Allowance for Doubtful Accounts	$11,526	$386,000	$-	$397,526

Property, Plant and Equipment, Estimated Useful Lives
Equipment and leasehold improvements
Equipment (years)	3	-	5
Furniture and fixtures (years)	3	-	5
Software (years)		3
Leasehold improvements	life or lease term

Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Table Text Block]
	Three Months Ended March 31,
	2013	2012

Selling, general and administrative	$11,121	$2,223
Research, development and engineering	1,326	18,518
	$12,447	$20,741

	Year ended December 31,
	2012	2011

Selling, general and administrative	$22,502	$12,054
Research, development and engineering	27,340	45,126
	$49,842	$57,180

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
	Year ended December 31,
	2012	2011
Risk free interest rate	0.80%	1.64%
Expected life of options (in years)	4.48	4.52
Expected dividends	0%	0%
Volatility of stock price	114%	114%